Performance Management	Dec. 08, 2025
Westwood Enhanced Income Opportunity ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Performance information will be available after the Fund completes a full calendar year of operations. Updated performance information, current through the most recent month end, will be available by calling 1-800-994-0755 or by visiting www.westwoodetfs.com.

Performance One Year or Less [Text]	Performance information will be available after the Fund completes a full calendar year of operations.
Performance Availability Website Address [Text]	www.westwoodetfs.com
Performance Availability Phone [Text]	1-800-994-0755
Westwood Enhanced Multi-Asset Income ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Performance information will be available after the Fund completes a full calendar year of operations. Updated performance information, current through the most recent month end, will be available by calling 1-800-994-0755 or by visiting www.westwoodetfs.com.

Performance One Year or Less [Text]	Performance information will be available after the Fund completes a full calendar year of operations.
Performance Availability Website Address [Text]	www.westwoodetfs.com
Performance Availability Phone [Text]	1-800-994-0755
Westwood Enhanced Alternative Income ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Performance information will be available after the Fund completes a full calendar year of operations. Updated performance information, current through the most recent month end, will be available by calling 1-800-994-0755 or by visiting www.westwoodetfs.com.

Performance One Year or Less [Text]	Performance information will be available after the Fund completes a full calendar year of operations.
Performance Availability Website Address [Text]	www.westwoodetfs.com
Performance Availability Phone [Text]	1-800-994-0755